Estimated Fair Values of Outstanding Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 11,887	¥ 21,862
Fair Values of Liabilities Derivative	30,549	41,998
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	1,020	261
Fair Values of Liabilities Derivative	15,186	20,134
Designated as hedging instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	1,221	1,227
Designated as hedging instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	13,941	18,892
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	2	2
Designated as hedging instrument | Interest rate contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	1,012	254
Designated as hedging instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	24	15
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	6	5
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	10,867	21,601
Fair Values of Liabilities Derivative	15,363	21,864
Not designated as hedging instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative
Not designated as hedging instrument | Interest rate contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	18	147
Not designated as hedging instrument | Interest rate contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	1,429	2,784
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	13,892	18,933
Not designated as hedging instrument | Foreign exchange contracts | Liabilities other
Derivatives, Fair Value [Line Items]
Fair Values of Liabilities Derivative	24
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	10,855	20,706
Not designated as hedging instrument | Foreign exchange contracts | Assets other
Derivatives, Fair Value [Line Items]
Fair Values of Asset Derivative	¥ 12	¥ 895